Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$ (60,077,935)	$ 5,387,502	$ 70,119,242
Denominator:
Denominator for basic (loss) earnings per share - Weighted-average Ordinary Shares outstanding during the year (in shares)	60,781,915	53,030,405	45,752,743
Effect of dilutive securities:
- Weighted-average Director shares issued/ issuable (in shares)	0	167	179
- Bao Li Gaming earn out shares (in shares)	0	180,000	0
Denominator for diluted (loss) earnings per share	60,781,915	53,210,572	45,752,922
Basic (loss) earnings per share (in dollars per share)	$ (0.99)	$ 0.10	$ 1.53
Diluted (loss) earnings per share (in dollars per share)	$ (0.99)	$ 0.10	$ 1.53